Shareholder Report, Holdings (Details)	Dec. 31, 2024
C000005443 | Marvell Technology
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000005443 | Trade Desk
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000005443 | Hologic
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000005443 | Agilent Technologies
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000005443 | PTC
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000005443 | Veeva Systems
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000005443 | Teleflex
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000005443 | Domino's Pizza
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000005443 | Cheniere Energy
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000005443 | Hilton Worldwide Holdings
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000005443 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	20.20%
C000005443 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000005443 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000005443 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000005443 | Financials
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000005443 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000005443 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000005443 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000005443 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000005443 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000005444 | Marvell Technology
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000005444 | Trade Desk
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000005444 | Hologic
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000005444 | Agilent Technologies
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000005444 | PTC
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000005444 | Veeva Systems
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000005444 | Teleflex
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000005444 | Domino's Pizza
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000005444 | Cheniere Energy
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000005444 | Hilton Worldwide Holdings
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000005444 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	20.20%
C000005444 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000005444 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000005444 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000005444 | Financials
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000005444 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000005444 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000005444 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000005444 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000005444 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	3.40%